Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
OPERATING ACTIVITIES
Loss for the period	$ (9,455)	$ (26,884)
Add items not affecting cash:
Depreciation	134	185
Effective interest	4,982	9,855
Unrealized foreign exchange gain	52	3,092
Gain (Loss) on fair value of convertible debt derivatives	2,428	(1,929)
Unrealized gain on marketable securities previously recognized	(862)
Stock compensation expense	16	52
Net change in non-cash working capital	99	(607)
Net cash flows from (used in) operating activities	(2,606)	(16,236)
FINANCING ACTIVITIES
Share issuance - warrant exercise	39
Proceeds from issuance of equity	4,155
Equity issuance costs	(107)
Interest paid		(1,314)
Cash proceeds from debt		10,000
Debt principal repayments	(8,023)	(5,000)
Cash received from Waterberg partners	1,940
Costs associated with the debt	(3)	(892)
Net cash flows from (used in) financing activities	(1,999)	2,794
INVESTING ACTIVITIES
Proceeds from partial sale of interest in Waterberg		17,200
Restricted cash (Waterberg)		(5,000)
Cash received from sale of marketable securities	7,951
Expenditures from restricted cash (Waterberg)	126	2,264
Fees paid on asset held for sale		(1,026)
Proceeds from the sale of concentrate		2,016
Waterberg exploration expenditures	(3,257)	(4,415)
Performance bonds		(1,119)
Net cash flows from (used in) investing activities	4,820	9,919
Net decrease in cash and cash equivalents	215	(3,523)
Effect of foreign exchange on cash and cash equivalents	(100)	1,132
Cash and cash equivalents, beginning of period	3,017	3,414
Cash and cash equivalents, end of period	$ 3,132	$ 1,023